PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Other Assets Details
Prepaid consulting services stock-based compensation	$ 1,018,467	$ 258,918	$ 150,168
Prepaid consulting services	90,667	116,167
Prepaid clinical study		110,538
Prepaid insurance	10,942	60,180	42,785
Other Receivables	8,683	5,858	10,948
Prepaid inventory	15,945	12,182	13,178
Prepaid expenses	48,200	23,045	6,800
Prepaid expenses and other assets	1,192,904	586,888	223,879
Current portion of prepaid expenses and other assets	(860,114)	(586,888)
Prepaid expenses and other assets less current portion	$ 332,790